HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Communications - 11.6%
Cable & Satellite - 1.7%
Comcast Corporation - Class A	10,000	$ 502,400

Entertainment Content - 2.3%
Walt Disney Company (The)	4,500	666,045

Internet Media & Services - 6.0%
Alphabet, Inc. - Class C (a)	535	941,996
Facebook, Inc. - Class A (a)	2,800	775,516
		1,717,512
Telecommunications - 1.6%
Verizon Communications, Inc.	7,700	465,157

Consumer Discretionary - 13.3%
Apparel & Textile Products - 1.6%
NIKE, Inc. - Class B	3,500	471,450

E-Commerce Discretionary - 5.0%
Amazon.com, Inc. (a)	450	1,425,618

Home Construction - 0.3%
Lennar Corporation - Class A	1,000	75,860

Leisure Facilities & Services - 4.0%
Chipotle Mexican Grill, Inc. (a)	550	709,187
Royal Caribbean Cruises Ltd.	1,835	144,616
Starbucks Corporation	2,950	289,159
		1,142,962
Retail - Discretionary - 2.4%
AutoZone, Inc. (a)	265	301,477
CarMax, Inc. (a)	1,500	140,220
Home Depot, Inc. (The)	950	263,539
		705,236

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Consumer Staples - 5.1%
Beverages - 1.0%
PepsiCo, Inc.	1,900	$ 274,037

Food - 0.9%
Mondelēz International, Inc. - Class A	4,400	252,780

Household Products - 1.1%
Estée Lauder Companies, Inc. (The) - Class A	1,300	318,916

Retail - Consumer Staples - 2.1%
Dollar General Corporation	2,800	612,024

Energy - 2.2%
Oil & Gas Producers - 2.2%
Cabot Oil & Gas Corporation	15,500	271,560
Enbridge, Inc.	3,306	103,180
Exxon Mobil Corporation	7,050	268,817
		643,557
Financials - 10.1%
Banking - 6.2%
Bank of America Corporation	31,865	897,318
JPMorgan Chase & Company	7,450	878,206
		1,775,524
Institutional Financial Services - 1.7%
Morgan Stanley	8,000	494,640

Insurance - 2.2%
Marsh & McLennan Companies, Inc.	5,500	630,520

Health Care - 12.2%
Biotech & Pharma - 1.6%
Eli Lilly & Company	2,300	334,995
Pfizer, Inc.	3,000	114,930
Viatris, Inc. (a)	372	6,262
		456,187

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Health Care Facilities & Services - 1.8%
UnitedHealth Group, Inc.	1,500	$ 504,510

Medical Equipment & Devices - 8.8%
Danaher Corporation	3,650	819,899
Illumina, Inc. (a)	1,750	563,658
Medtronic plc	3,200	363,840
PerkinElmer, Inc.	3,350	445,550
Thermo Fisher Scientific, Inc.	750	348,735
		2,541,682
Industrials - 7.1%
Machinery - 1.4%
Lincoln Electric Holdings, Inc.	2,350	270,250
Oshkosh Corporation	1,650	132,825
		403,075
Transportation & Logistics - 5.7%
CSX Corporation	6,000	540,300
FedEx Corporation	3,850	1,103,333
		1,643,633
Materials - 1.5%
Chemicals - 1.5%
Sherwin-Williams Company (The)	595	444,840

Real Estate - 3.9%
REITs - 3.9%
American Tower Corporation	1,600	369,920
Prologis, Inc.	7,500	750,375
		1,120,295
Technology - 28.7%
Semiconductors - 7.5%
NVIDIA Corporation	2,650	1,420,559
Xilinx, Inc.	5,000	727,750
		2,148,309
Software - 12.6%
Adobe, Inc. (a)	2,250	1,076,557
Microsoft Corporation	6,150	1,316,531

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Technology - 28.7% (Continued)
Software - 12.6% (Continued)
salesforce.com, Inc. (a)	5,000	$ 1,229,000
		3,622,088
Technology Hardware - 6.3%
Apple, Inc.	11,600	1,380,980
Ciena Corporation (a)	9,650	432,320
		1,813,300
Technology Services - 2.3%
Visa, Inc. - Class A	3,200	673,120

Utilities - 1.5%
Electric Utilities - 1.5%
AES Corporation (The)	11,400	233,016
Duke Energy Corporation	2,180	201,999
		435,015

Total Common Stocks - 97.2% (Cost $16,883,595)		$ 27,980,292

Other Assets in Excess of Liabilities - 2.8%		792,796

Net Assets - 100.0%		$ 28,773,088

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

HVIA EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2020 (Unaudited)

1.       Securities Valuation

HVIA Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

HVIA EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the Fund’s investments and the inputs used to value the investments as of November 30, 2020:

	Level 1	Level 2	Level 3	Total

Common Stocks	$ 27,980,292	$ -	$ -	$ 27,980,292

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of and during the period ended November 30, 2020.

2.       Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.       Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2020:

Tax cost of portfolio investments	$ 16,883,595

Gross unrealized appreciation	$ 11,413,182
Gross unrealized depreciation	(316,485)

Net unrealized appreciation	$ 11,096,697

4.       Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of November 30, 2020, the Fund had 28.7% of the value of its net assets invested in common stocks within the Technology sector.